Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Disclosure of categories of material financial assets and liabilities

		December 31,
		2025	2024	Notes

		(Euro, in thousands)
Financial assets held at fair value through other comprehensive income
Equity investments	Level 3	€46,809	€52,941	16

Financial assets held at fair value through profit or loss
Contingent consideration receivable	Level 3	54,705	47,207	5
Financial investments	Level 1	1,472,031	1,484,599	22
Convertible loan	Level 3	21,175	—	17
Financial assets at amortized cost
Financial investments		1,438,149	1,768,917	22
Escrow account		—	41,163	5
Cash and cash equivalents		87,868	64,239	23
Restricted cash (current and non-current)		1,759	1,985	18
Other non-current assets		1,200	1,266	18
Trade receivables		9,568	32,471	21
Total financial assets		€3,133,264	€3,494,788

Financial liabilities held at fair value through profit or loss
Current financial instruments		€5	€5	27
Non-current contingent consideration related to milestones CellPoint	Level 3	—	20,576	27
Financial liabilities at amortized cost
Trade liabilities		32,621	64,230	27
Lease liabilities		6,915	11,722	26
Total financial liabilities		€39,541	€96,533

Disclosure of aging balance of receivables

	December 31,
	2025	2024	2023

	(Euro, in thousands)
60 - 90 days	€899	€552	€3
90 - 120 days	—	24	3
more than 120 days	€302	€19	€117

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk

	December 31,
	2025	2024	2023

Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(182,651)	€(70,387)	€(78,013)
Increase in Euros - GB Pounds	62	31	666
Increase in Euros - CH Francs	774	280	385